Note 43 Insurance And Reinsurance Contracts In Income And Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Insurance and reinsurance contracts in income and expense [Line Items]
Income arising from insurance contracts	€ 3,103	€ 2,593	€ 2,497
Expense arising from insurance contracts	(1,892)	(1,685)	(1,520)
Net income arising from insurance contracts	€ 1,212	€ 908	€ 977